Shareholders’ Deficit (Details) - Ordinary Shares [Member] - shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, issued		18,750,000	18,750,000
Ordinary shares, outstanding		18,750,000	18,750,000
Ordinary shares subject to possible redemption	7,500,000	7,500,000	7,500,000
Ordinary shares issued	1,875,000	1,875,000
Ordinary shares outstanding	1,875,000	1,875,000